Significant Accounting Policies - Accounts Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 161	$ 256	$ 256
Additions charged to bad debt expense	221	216	185
Write-offs charged to allowance	(96)	(311)	(185)
Ending balance	$ 286	$ 161	$ 256